Column Small Cap Fund
Schedule of Investments
November 30, 2024 (Unaudited)

COMMON STOCKS - 94.2%	Shares	Value
Aerospace & Defense - 1.8%
AAR Corp. (a)	9,293	$646,049
Babcock International Group PLC	102,488	669,847
BWX Technologies, Inc.	8,560	1,120,076
CAE, Inc. (a)	29,383	690,686
Embraer SA - ADR (a)	5,847	223,531
Hexcel Corp.	12,410	786,670
Huntington Ingalls Industries, Inc.	2,260	447,299
Leonardo DRS, Inc. (a)	14,819	515,257
Melrose Industries PLC	119,710	873,464
Mercury Systems, Inc. (a)	10,546	433,757
Moog, Inc. - Class A	730	161,527
QinetiQ Group PLC	220,619	1,163,449
Senior PLC	317,578	587,032
		8,318,644

Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc. (a)	6,614	145,243
GXO Logistics, Inc. (a)	11,660	709,278
Hub Group, Inc. - Class A	6,893	355,955
		1,210,476

Automobile Components - 0.8%
American Axle & Manufacturing Holdings, Inc. (a)	13,181	87,126
Dana, Inc.	15,775	157,750
Fox Factory Holding Corp. (a)	31,713	1,030,038
Gentherm, Inc. (a)	11,854	499,053
Goodyear Tire & Rubber Co. (a)	28,326	304,221
Holley, Inc. (a)	143,835	408,491
LCI Industries	3,357	405,559
Motorcar Parts of America, Inc. (a)	1,574	11,475
Patrick Industries, Inc.	1,890	253,997
Phinia, Inc.	5,399	302,776
Standard Motor Products, Inc.	1,794	58,987
Stoneridge, Inc. (a)	2,330	15,984
Visteon Corp. (a)	2,226	207,842
		3,743,299

Automobiles - 0.2%
Harley-Davidson, Inc.	12,570	422,729
Thor Industries, Inc.	2,576	287,482
Winnebago Industries, Inc.	7,454	436,357
		1,146,568

Banks - 11.4%
1st Source Corp.	773	50,160
ACNB Corp.	668	31,302
Amalgamated Financial Corp.	1,815	64,668
Amerant Bancorp, Inc.	2,129	52,948
Ameris Bancorp	4,820	338,750
Arrow Financial Corp.	1,187	39,147
Associated Banc-Corp.	10,060	268,501
Atlantic Union Bankshares Corp.	10,948	464,524
Axos Financial, Inc. (a)	4,138	342,833
Banc of California, Inc.	37,377	644,006
BancFirst Corp.	25	3,157
Bancorp, Inc. (a)	12,687	741,301
Bank of Hawaii Corp.	4,997	394,663
Bank of Marin Bancorp	923	23,333
Bank of NT Butterfield & Son Ltd.	3,631	137,724
Bank OZK	8,659	432,690
BankUnited, Inc.	5,040	212,033
Banner Corp.	2,340	174,541
Bar Harbor Bankshares	953	34,298
BayCom Corp.	438	12,698
Berkshire Hills Bancorp, Inc.	2,711	82,631
BOK Financial Corp.	797	94,739
Bridgewater Bancshares, Inc. (a)	765	11,398
Brookline Bancorp, Inc.	5,515	69,434
Business First Bancshares, Inc.	1,960	55,860
Byline Bancorp, Inc.	2,079	65,322
C&F Financial Corp.	123	8,852
Cadence Bank	36,555	1,396,035
Camden National Corp.	13,290	626,092
Capital Bancorp, Inc.	382	11,063
Capital City Bank Group, Inc.	856	33,692
Carter Bankshares, Inc. (a)	1,424	26,600
Cathay General Bancorp	4,726	245,799
Central Pacific Financial Corp.	1,922	61,350
Chemung Financial Corp.	162	8,477
ChoiceOne Financial Services, Inc.	568	21,289
City Holding Co.	20	2,626
CNB Financial Corp./PA	1,526	42,591
Coastal Financial Corp./WA (a)	707	54,121
Colony Bankcorp, Inc.	628	11,072
Columbia Banking System, Inc.	71,973	2,231,883
Comerica, Inc.	28,770	2,078,632
Community Financial System, Inc.	4,269	295,543
Community Trust Bancorp, Inc.	1,100	64,878
Community West Bancshares	426	9,338
ConnectOne Bancorp, Inc.	2,576	70,840
CrossFirst Bankshares, Inc. (a)	2,964	51,307
Cullen/Frost Bankers, Inc.	12,095	1,700,799
Customers Bancorp, Inc. (a)	2,735	154,391
Dime Community Bancshares, Inc.	2,761	99,065
Eagle Bancorp, Inc.	1,978	58,074
Eastern Bankshares, Inc.	2,458	45,817
Enterprise Financial Services Corp.	19,598	1,187,443
Esquire Financial Holdings, Inc.	481	37,369
Evans Bancorp, Inc.	201	8,926
FB Financial Corp.	50	2,822
Fidelity D&D Bancorp, Inc.	329	17,667
Financial Institutions, Inc.	1,179	32,022
First BanCorp/Puerto Rico	39,707	821,141
First Bancorp/Southern Pines NC	17,795	841,704
First Bancshares, Inc.	38	1,411
First Bank/Hamilton NJ	1,610	23,812
First Busey Corp.	3,646	97,312
First Business Financial Services, Inc.	559	28,017
First Commonwealth Financial Corp.	71,681	1,349,753
First Financial Bancorp	5,907	174,434
First Financial Bankshares, Inc.	3,979	165,845
First Financial Corp./IN	764	37,314
First Foundation, Inc.	66	525
First Interstate BancSystem, Inc. - Class A	45,210	1,580,994
First Merchants Corp.	4,030	176,313
First Mid Bancshares, Inc.	1,408	59,150
First of Long Island Corp.	696	10,071
Flushing Financial Corp.	1,703	30,211
FNB Corp./PA	24,141	414,018
FS Bancorp, Inc.	253	12,068
Fulton Financial Corp.	11,858	255,896
German American Bancorp, Inc.	15,235	685,270
Glacier Bancorp, Inc.	3,999	231,502
Great Southern Bancorp, Inc.	702	44,977
Hancock Whitney Corp.	6,700	397,846
Hanmi Financial Corp.	2,235	59,116
HarborOne Bancorp, Inc.	59	760
HBT Financial, Inc.	457	10,945
Heartland Financial USA, Inc.	2,566	173,385
Heritage Commerce Corp.	4,001	42,491
Heritage Financial Corp./WA	2,301	60,861
HomeStreet, Inc.	24	285
HomeTrust Bancshares, Inc.	999	37,053
Hope Bancorp, Inc.	7,690	104,738
Horizon Bancorp, Inc./IN	2,971	54,340
Huntington Bancshares, Inc./OH	42,339	762,525
Independent Bank Corp.	2,737	198,131
Independent Bank Corp./MI	1,675	63,030
International Bancshares Corp.	4,105	300,199
Kearny Financial Corp./MD	76	602
Lakeland Financial Corp.	1,703	125,102
Mercantile Bank Corp.	1,209	60,510
Metrocity Bankshares, Inc.	1,332	45,741
Metropolitan Bank Holding Corp. (a)	738	47,926
Mid Penn Bancorp, Inc.	976	31,281
Midland States Bancorp, Inc.	1,681	45,135
MidWestOne Financial Group, Inc.	651	21,450
MVB Financial Corp.	672	14,502
National Bank Holdings Corp. - Class A	12,604	601,715
National Bankshares, Inc.	209	6,709
Northeast Bank	475	46,764
Northfield Bancorp, Inc.	2,447	32,741
Northrim BanCorp, Inc.	428	36,410
Northwest Bancshares, Inc.	7,200	105,696
OceanFirst Financial Corp.	3,769	77,943
OFG Bancorp	3,977	180,635
Old National Bancorp/IN	22,819	528,488
Old Second Bancorp, Inc.	3,088	57,437
Orange County Bancorp, Inc.	178	10,616
Origin Bancorp, Inc.	1,997	68,617
Orrstown Financial Services, Inc.	1,120	44,240
Pathward Financial, Inc.	1,760	147,629
Peapack-Gladstone Financial Corp.	1,094	39,537
Penns Woods Bancorp, Inc.	73	2,356
Peoples Bancorp, Inc./OH	16,000	561,280
Peoples Financial Services Corp.	433	23,897
Popular, Inc.	5,849	581,157
Premier Financial Corp.	2,483	68,804
Primis Financial Corp.	1,683	21,038
Prosperity Bancshares, Inc.	26,293	2,201,513
QCR Holdings, Inc.	1,174	108,137
RBB Bancorp	1,252	29,873
Red River Bancshares, Inc.	162	9,728
Republic Bancorp, Inc./KY - Class A	583	44,468
S&T Bancorp, Inc.	2,499	106,932
Sandy Spring Bancorp, Inc.	18,777	707,517
Seacoast Banking Corp. of Florida	17,953	537,872
ServisFirst Bancshares, Inc.	41,554	3,980,042
Shore Bancshares, Inc.	1,871	30,778
Simmons First National Corp. - Class A	7,585	185,529
SmartFinancial, Inc.	996	36,115
South Plains Financial, Inc.	846	32,901
Southern First Bancshares, Inc. (a)	504	22,524
Southern Missouri Bancorp, Inc.	616	40,440
Southside Bancshares, Inc.	40	1,405
SouthState Corp.	13,874	1,535,713
Stellar Bancorp, Inc.	63	1,954
Stock Yards Bancorp, Inc.	2,048	155,894
Synovus Financial Corp.	5,217	297,734
Texas Capital Bancshares, Inc. (a)	10,680	944,646
Timberland Bancorp, Inc./WA	279	9,037
Towne Bank/Portsmouth VA	4,381	160,476
TriCo Bancshares	16,462	795,773
Triumph Financial, Inc. (a)	38,364	4,108,401
TrustCo Bank Corp. NY	1,255	46,736
Trustmark Corp.	3,873	151,473
UMB Financial Corp.	2,859	358,776
United Bankshares, Inc./WV	27,270	1,152,703
United Community Banks, Inc./GA	5,721	193,427
Unity Bancorp, Inc.	290	13,166
Univest Financial Corp.	1,879	59,677
Valley National Bancorp	31,309	333,128
Veritex Holdings, Inc.	3,654	111,118
WaFd, Inc.	5,736	209,823
Washington Trust Bancorp, Inc.	1,171	43,491
Webster Financial Corp.	19,611	1,211,568
West BanCorp, Inc.	973	23,226
Westamerica BanCorp	1,868	106,906
Western Alliance Bancorp	21,945	2,054,271
Wintrust Financial Corp.	428	59,068
WSFS Financial Corp.	25,757	1,545,935
Zions Bancorp NA	30,475	1,844,347
		54,086,778

Biotechnology - 2.1%
ADMA Biologics, Inc. (a)	33,173	667,109
Alkermes PLC (a)	24,771	718,854
Arcutis Biotherapeutics, Inc. (a)	20,094	262,026
Biohaven Ltd. (a)	7,176	330,168
Blueprint Medicines Corp. (a)	4,971	479,105
Bridgebio Pharma, Inc. (a)	12,617	341,795
Celldex Therapeutics, Inc. (a)	7,744	212,495
Centessa Pharmaceuticals PLC - ADR (a)	16,055	287,545
Crinetics Pharmaceuticals, Inc. (a)	6,143	351,380
Cytokinetics, Inc. (a)	4,506	233,681
Emergent BioSolutions, Inc. (a)	6,562	66,407
Halozyme Therapeutics, Inc. (a)	15,274	736,207
Insmed, Inc. (a)	10,590	795,944
Keros Therapeutics, Inc. (a)	4,061	234,482
Madrigal Pharmaceuticals, Inc. (a)	1,768	580,240
Mineralys Therapeutics, Inc. (a)	10,719	136,882
Natera, Inc. (a)	6,041	1,013,559
Nuvalent, Inc. - Class A (a)	2,396	231,645
Puma Biotechnology, Inc. (a)	4,822	16,347
REVOLUTION Medicines, Inc. (a)	7,761	448,974
Scholar Rock Holding Corp. (a)	8,474	338,113
Twist Bioscience Corp. (a)	9,995	491,554
Vaxcyte, Inc. (a)	7,625	719,342
Vera Therapeutics, Inc. (a)	5,381	267,705
Viking Therapeutics, Inc. (a)	3,752	198,631
XBiotech, Inc. (a)	876	6,666
		10,166,856

Broadline Retail - 0.8%
Dillard's, Inc. - Class A	6	2,659
Kohl's Corp.	14,506	217,155
Macy's, Inc.	31,054	504,317
Nordstrom, Inc.	10,770	244,586
Ollie's Bargain Outlet Holdings, Inc. (a)	26,825	2,654,334
		3,623,051

Building Products - 3.0%
AAON, Inc.	51,634	7,039,780
American Woodmark Corp. (a)	2,961	268,800
Apogee Enterprises, Inc.	2,374	199,915
Armstrong World Industries, Inc.	1,162	185,722
AZEK Co., Inc. (a)	5,452	289,610
CSW Industrials, Inc.	981	414,365
Fortune Brands Innovations, Inc.	9,834	770,002
Hayward Holdings, Inc. (a)	78,065	1,261,530
Insteel Industries, Inc.	2,572	75,823
JELD-WEN Holding, Inc. (a)	49,114	534,851
Quanex Building Products Corp.	3,539	105,321
Resideo Technologies, Inc. (a)	42,364	1,151,453
Simpson Manufacturing Co., Inc.	941	177,284
Trex Co., Inc. (a)	129	9,679
UFP Industries, Inc.	13,556	1,842,260
		14,326,395

Capital Markets - 2.8%
Artisan Partners Asset Management, Inc. - Class A	25,785	1,258,050
BGC Group, Inc. - Class A	103,508	1,008,168
DigitalBridge Group, Inc.	10,736	140,642
Donnelley Financial Solutions, Inc. (a)	9,816	591,414
FactSet Research Systems, Inc.	3,905	1,916,066
Hamilton Lane, Inc. - Class A	6,112	1,175,949
Houlihan Lokey, Inc.	1,286	243,170
Morningstar, Inc.	15,117	5,353,685
Oppenheimer Holdings, Inc. - Class A	365	22,524
StoneX Group, Inc. (a)	2,060	213,746
Victory Capital Holdings, Inc. - Class A	15,832	1,100,007
		13,023,421

Chemicals - 2.6%
AdvanSix, Inc.	1,860	60,394
Ashland, Inc.	10,387	810,809
Aspen Aerogels, Inc. (a)	13,123	194,220
Avient Corp.	19,316	989,945
Axalta Coating Systems Ltd. (a)	32,280	1,306,049
Cabot Corp.	6,382	699,595
Chemours Co.	47,334	1,029,041
Core Molding Technologies, Inc. (a)	402	6,649
Element Solutions, Inc.	101,825	2,920,341
Elementis PLC	436,669	741,483
Hawkins, Inc.	6,083	818,224
Huntsman Corp.	27,776	543,854
Intrepid Potash, Inc. (a)	1,040	28,194
LSB Industries, Inc. (a)	5,554	49,042
Mativ Holdings, Inc.	5,663	74,469
NewMarket Corp.	10	5,336
Olin Corp.	10,783	459,248
Orion SA	6,551	120,670
Rayonier Advanced Materials, Inc. (a)	5,378	47,380
Stepan Co.	1,910	146,879
Tronox Holdings PLC	86,779	1,050,026
		12,101,848

Commercial Services & Supplies - 1.6%
ABM Industries, Inc.	9,197	525,793
ACCO Brands Corp.	1,732	10,080
Acme United Corp.	469	20,875
Aris Water Solutions, Inc. - Class A	2,093	56,302
BrightView Holdings, Inc. (a)	36,404	622,508
Casella Waste Systems, Inc. - Class A (a)	9,780	1,107,194
Civeo Corp.	1,273	29,763
Clean Harbors, Inc. (a)	4,809	1,250,773
Driven Brands Holdings, Inc. (a)	35,283	594,519
Ennis, Inc.	2,615	55,778
Enviri Corp. (a)	44,882	332,127
HNI Corp.	15,376	871,050
Interface, Inc.	7,638	202,789
OPENLANE, Inc. (a)	38,107	769,761
Rollins, Inc.	3,542	178,269
Steelcase, Inc. - Class A	12,892	173,655
Tetra Tech, Inc.	9,325	387,081
UniFirst Corp./MA	2,409	483,896
Virco Mfg. Corp.	1,822	29,917
VSE Corp.	328	38,461
		7,740,591

Communications Equipment - 0.9%
Ciena Corp. (a)	33,199	2,314,634
Extreme Networks, Inc. (a)	25,649	425,774
Harmonic, Inc. (a)	4,572	58,613
Lumentum Holdings, Inc. (a)	4,155	361,360
NETGEAR, Inc. (a)	2,917	71,758
Ribbon Communications, Inc. (a)	131,243	513,160
Viasat, Inc. (a)	44,505	415,232
Viavi Solutions, Inc. (a)	29,340	291,640
		4,452,171

Construction & Engineering - 2.7%
Ameresco, Inc. - Class A (a)	4,088	115,159
Arcosa, Inc.	19,944	2,166,716
Argan, Inc.	1,629	254,026
Construction Partners, Inc. - Class A (a)	8,331	846,513
Everus Construction Group, Inc. (a)	5,270	335,488
Fluor Corp. (a)	10,504	589,590
Great Lakes Dredge & Dock Corp. (a)	5,774	72,926
IES Holdings, Inc. (a)	1,104	342,080
Limbach Holdings, Inc. (a)	1,236	122,970
MasTec, Inc. (a)	5,404	778,500
MYR Group, Inc. (a)	8,663	1,367,888
Orion Group Holdings, Inc. (a)	4,051	35,325
Primoris Services Corp.	12,182	1,019,755
Tutor Perini Corp. (a)	3,612	98,174
Valmont Industries, Inc.	9,069	3,154,742
WillScot Holdings Corp. (a)	38,905	1,487,727
		12,787,579

Construction Materials - 0.5%
Eagle Materials, Inc.	1,472	454,730
Knife River Corp. (a)	4,267	441,635
Summit Materials, Inc. - Class A (a)	25,026	1,274,824
		2,171,189

Consumer Finance - 0.7%
Bread Financial Holdings, Inc.	15,782	928,455
EZCORP, Inc. - Class A (a)	3,639	46,579
FirstCash Holdings, Inc.	12,713	1,383,937
LendingClub Corp. (a)	5,572	92,718
Medallion Financial Corp.	799	7,527
Navient Corp.	5,925	92,312
OneMain Holdings, Inc.	5,804	332,859
PROG Holdings, Inc.	1,866	90,800
SLM Corp.	16,342	447,444
World Acceptance Corp. (a)	210	25,393
		3,448,024

Consumer Staples Distribution & Retail - 0.8%
Andersons, Inc.	4,169	199,028
Grocery Outlet Holding Corp. (a)	56,642	1,189,482
Ingles Markets, Inc. - Class A	1,638	121,048
Natural Grocers by Vitamin Cottage, Inc.	1,745	82,102
PriceSmart, Inc.	17,785	1,596,026
SpartanNash Co.	3,974	75,426
Sprouts Farmers Market, Inc. (a)	246	38,002
United Natural Foods, Inc. (a)	5,344	132,692
Village Super Market, Inc. - Class A	945	30,590
Weis Markets, Inc.	1,459	106,259
		3,570,655

Containers & Packaging - 0.5%
AptarGroup, Inc.	1,559	269,645
Ardagh Metal Packaging SA	77,880	286,598
Avery Dennison Corp.	4,695	966,935
Graphic Packaging Holding Co.	21,040	633,094
		2,156,272

Distributors - 0.1%
Pool Corp.	827	311,853

Diversified Consumer Services - 0.6%
ADT, Inc.	91,823	699,691
American Public Education, Inc. (a)	2,009	41,426
Bright Horizons Family Solutions, Inc. (a)	1,494	172,751
Duolingo, Inc. (a)	1,659	577,780
Perdoceo Education Corp.	6,934	190,338
Stride, Inc. (a)	9,835	1,051,067
Universal Technical Institute, Inc. (a)	4,315	111,629
		2,844,682

Diversified Telecommunication Services - 0.0%(b)
ATN International, Inc.	1,084	21,442
Frontier Communications Parent, Inc. (a)	340	11,835
		33,277

Electric Utilities - 0.9%
ALLETE, Inc.	17,822	1,156,291
IDACORP, Inc.	5,254	622,441
Portland General Electric Co.	53,553	2,566,260
		4,344,992

Electrical Equipment - 0.6%
Atkore, Inc.	798	75,259
Babcock & Wilcox Enterprises, Inc. (a)	65,361	129,415
Bloom Energy Corp. - Class A (a)	24,093	661,353
EnerSys	4,022	388,767
LSI Industries, Inc.	937	19,152
Powell Industries, Inc.	1,232	329,412
Preformed Line Products Co.	12	1,632
Regal Rexnord Corp.	7,339	1,267,519
		2,872,509

Electronic Equipment, Instruments & Components - 3.3%
Advanced Energy Industries, Inc.	1,330	153,003
Avnet, Inc.	7,679	420,118
Bel Fuse, Inc. - Class B	1,187	95,174
Benchmark Electronics, Inc.	21,230	1,029,443
Celestica, Inc. (a)	16,250	1,385,150
Cognex Corp.	6,407	256,152
Coherent Corp. (a)	6,189	619,890
Crane NXT Co.	8,837	553,903
Daktronics, Inc. (a)	5,006	77,092
ePlus, Inc. (a)	2,718	219,778
Fabrinet (a)	3,665	859,736
Ingram Micro Holding Corp. (a)	12,086	287,889
Innoviz Technologies Ltd. (a)	43,004	32,700
Insight Enterprises, Inc. (a)	3,875	606,244
IPG Photonics Corp. (a)	2,655	207,196
Itron, Inc. (a)	3,572	423,389
Kimball Electronics, Inc. (a)	2,291	44,927
Knowles Corp. (a)	74,760	1,454,830
Littelfuse, Inc.	4,000	986,680
Methode Electronics, Inc.	2,110	23,041
Mirion Technologies, Inc. (a)	30,739	518,567
nLight, Inc. (a)	13,381	145,318
Novanta, Inc. (a)	8,835	1,475,268
OSI Systems, Inc. (a)	3,518	624,093
PC Connection, Inc.	1,435	104,152
Plexus Corp. (a)	3,018	496,159
Rogers Corp. (a)	1,343	139,108
Sanmina Corp. (a)	15,626	1,240,861
ScanSource, Inc. (a)	3,281	165,395
Teledyne Technologies, Inc. (a)	783	379,959
TTM Technologies, Inc. (a)	20,548	500,960
Vishay Intertechnology, Inc.	12,073	230,594
Vishay Precision Group, Inc. (a)	1,019	23,406
		15,780,175

Energy Equipment & Services - 1.9%
Archrock, Inc.	19,219	492,391
Atlas Energy Solutions, Inc.	18,312	431,614
Bristow Group, Inc. (a)	2,610	99,754
Cactus, Inc. - Class A	2,411	165,539
Expro Group Holdings NV (a)	44,233	614,396
Geospace Technologies Corp. (a)	1,709	18,355
Helix Energy Solutions Group, Inc. (a)	16,121	172,333
Helmerich & Payne, Inc.	9,150	316,864
Hunting PLC	103,306	398,496
Innovex International, Inc. (a)	7,399	120,382
KLX Energy Services Holdings, Inc. (a)	1,416	8,538
Kodiak Gas Services, Inc.	16,836	680,848
Liberty Energy, Inc.	25,887	476,321
Nabors Industries Ltd. (a)	597	43,838
Natural Gas Services Group, Inc. (a)	1,383	38,392
Newpark Resources, Inc. (a)	10,115	84,561
Oceaneering International, Inc. (a)	16,996	509,540
Oil States International, Inc. (a)	4,415	24,283
Patterson-UTI Energy, Inc.	104,082	874,289
ProFrac Holding Corp. - Class A (a)	1,642	14,893
ProPetro Holding Corp. (a)	8,962	75,281
Ranger Energy Services, Inc. - Class A	1,823	30,080
RPC, Inc.	10,137	65,282
Select Water Solutions, Inc.	11,380	168,083
Solaris Energy Infrastructure, Inc. - Class A	2,674	65,914
TechnipFMC PLC	35,860	1,124,928
TETRA Technologies, Inc. (a)	87,789	337,988
Tidewater, Inc. (a)	8,935	462,118
Transocean Ltd. (a)	235,431	1,035,896
		8,951,197

Entertainment - 0.1%
Lions Gate Entertainment Corp. - Class B (a)	61,276	451,604
Marcus Corp.	2,576	58,321
		509,925

Financial Services - 0.8%
Cannae Holdings, Inc.	6,208	134,714
Enact Holdings, Inc.	1,112	39,154
Essent Group Ltd.	154	8,898
Federal Agricultural Mortgage Corp. - Class C	671	143,238
International Money Express, Inc. (a)	1,872	39,443
Jack Henry & Associates, Inc.	869	153,100
Jackson Financial, Inc. - Class A	8,431	844,702
Merchants Bancorp/IN	1,400	57,792
MGIC Investment Corp.	471	12,369
NMI Holdings, Inc. - Class A (a)	5,895	235,741
Payoneer Global, Inc. (a)	58,236	635,355
PennyMac Financial Services, Inc.	2,000	214,260
Radian Group, Inc.	10,232	366,203
Shift4 Payments, Inc. - Class A (a)	6,522	744,030
Walker & Dunlop, Inc.	2,441	268,949
		3,897,948

Food Products - 0.6%
B&G Foods, Inc.	5,743	38,363
Cal-Maine Foods, Inc.	5,347	521,921
Dole PLC	7,387	111,322
Fresh Del Monte Produce, Inc.	3,735	126,056
Glanbia PLC	23,668	365,478
Hain Celestial Group, Inc. (a)	25,132	207,842
John B Sanfilippo & Son, Inc.	743	64,158
Nomad Foods Ltd.	49,691	909,842
Seaboard Corp.	27	70,578
TreeHouse Foods, Inc. (a)	12,380	425,129
Utz Brands, Inc.	5,434	94,606
WK Kellogg Co.	6,524	135,699
		3,070,994

Gas Utilities - 0.6%
Atmos Energy Corp.	4,271	646,288
Chesapeake Utilities Corp.	718	94,596
MDU Resources Group, Inc.	21,081	422,463
New Jersey Resources Corp.	11,782	607,716
Spire, Inc.	11,630	851,200
		2,622,263

Ground Transportation - 1.3%
ArcBest Corp.	2,471	284,857
Covenant Logistics Group, Inc.	622	36,126
Heartland Express, Inc.	3,945	50,378
Hertz Global Holdings, Inc. (a)	8,725	42,927
Knight-Swift Transportation Holdings, Inc.	37,194	2,207,836
Marten Transport Ltd.	6,237	108,399
RXO, Inc. (a)	61,191	1,844,909
Ryder System, Inc.	4,246	716,894
Schneider National, Inc. - Class B	20,191	678,619
Universal Logistics Holdings, Inc.	715	37,259
Werner Enterprises, Inc.	6,822	278,883
		6,287,087

Health Care Equipment & Supplies - 2.5%
Accuray, Inc. (a)	61,129	136,318
Alphatec Holdings, Inc. (a)	65,474	686,168
AtriCure, Inc. (a)	9,319	336,975
Avanos Medical, Inc. (a)	10,105	193,612
Bioventus, Inc. - Class A (a)	3,172	38,984
CONMED Corp.	1,629	120,611
CytoSorbents Corp. (a)	2,059	1,997
Enovis Corp. (a)	31,217	1,523,702
Envista Holdings Corp. (a)	46,187	1,029,508
Globus Medical, Inc. - Class A (a)	13,020	1,114,642
Haemonetics Corp. (a)	12,075	1,056,200
Inari Medical, Inc. (a)	13,676	710,058
Integer Holdings Corp. (a)	4,942	694,351
Integra LifeSciences Holdings Corp. (a)	8,948	219,942
Lantheus Holdings, Inc. (a)	5,637	503,215
Neogen Corp. (a)	33,611	476,604
OraSure Technologies, Inc. (a)	47,295	179,721
QuidelOrtho Corp. (a)	7,197	295,077
SI-BONE, Inc. (a)	29,974	406,447
Teleflex, Inc.	4,888	942,651
TransMedics Group, Inc. (a)	5,565	482,541
UFP Technologies, Inc. (a)	771	248,971
Varex Imaging Corp. (a)	12,766	212,937
Zimvie, Inc. (a)	15,411	227,466
		11,838,698

Health Care Providers & Services - 2.3%
Acadia Healthcare Co., Inc. (a)	35,198	1,430,095
Chemed Corp.	641	366,902
CorVel Corp. (a)	375	137,025
Cross Country Healthcare, Inc. (a)	3,374	36,304
Encompass Health Corp.	4,847	498,950
HealthEquity, Inc. (a)	20,266	2,057,810
Molina Healthcare, Inc. (a)	1,564	465,916
National Research Corp.	30,614	601,871
NeoGenomics, Inc. (a)	37,567	666,063
Option Care Health, Inc. (a)	15,725	374,255
Patterson Cos., Inc.	18,552	398,682
Pediatrix Medical Group, Inc. (a)	19,337	289,281
Premier, Inc. - Class A	10,166	232,801
Surgery Partners, Inc. (a)	12,827	305,796
Talkspace, Inc. (a)	95,756	327,486
Tenet Healthcare Corp. (a)	6,979	995,764
US Physical Therapy, Inc.	16,890	1,668,056
		10,853,057

Health Care Technology - 0.3%
GoodRx Holdings, Inc. - Class A (a)	39,476	191,064
Phreesia, Inc. (a)	32,077	674,579
Waystar Holding Corp. (a)	12,050	372,104
		1,237,747

Hotels, Restaurants & Leisure - 1.8%
BJ's Restaurants, Inc. (a)	2,133	81,993
Bowlero Corp.	11,921	146,747
Boyd Gaming Corp.	6,264	462,596
Brinker International, Inc. (a)	6,274	829,862
Cheesecake Factory, Inc.	4,697	237,856
Cracker Barrel Old Country Store, Inc.	2,016	112,009
Dalata Hotel Group PLC	67,421	313,905
Dave & Buster's Entertainment, Inc. (a)	20,164	792,848
Full House Resorts, Inc. (a)	2,886	13,622
Hilton Grand Vacations, Inc. (a)	31,160	1,320,872
International Game Technology PLC	49,133	944,828
Life Time Group Holdings, Inc. (a)	18,458	447,976
Monarch Casino & Resort, Inc.	1,392	116,942
Planet Fitness, Inc. - Class A (a)	7,158	712,579
Playa Hotels & Resorts NV (a)	9,056	88,658
RCI Hospitality Holdings, Inc.	10	525
Red Rock Resorts, Inc. - Class A	21,085	1,056,148
Super Group SGHC Ltd.	24,692	164,202
Target Hospitality Corp. (a)	1,214	10,040
Texas Roadhouse, Inc.	2,041	418,956
United Parks & Resorts, Inc. (a)	3,832	224,708
		8,497,872

Household Durables - 2.6%
Century Communities, Inc.	3,026	273,429
Champion Homes, Inc. (a)	18,234	1,891,413
Cricut, Inc. - Class A	4,528	23,500
Dream Finders Homes, Inc. - Class A (a)	79,569	2,647,261
Ethan Allen Interiors, Inc.	2,137	65,670
Flexsteel Industries, Inc.	395	23,317
Hamilton Beach Brands Holding Co. - Class A	933	18,072
Hooker Furnishings Corp.	1,278	23,937
Hovnanian Enterprises, Inc. - Class A (a)	629	123,668
Installed Building Products, Inc.	6,002	1,372,897
KB Home	7,146	591,260
Landsea Homes Corp. (a)	1,694	19,362
La-Z-Boy, Inc.	4,317	195,431
Legacy Housing Corp. (a)	915	23,946
Lovesac Co. (a)	1,355	51,111
M/I Homes, Inc. (a)	5,438	897,433
Meritage Homes Corp.	2,284	436,404
Mohawk Industries, Inc. (a)	56	7,774
Smith Douglas Homes Corp. (a)	28,764	969,347
Taylor Morrison Home Corp. (a)	4,896	361,668
Tempur Sealy International, Inc.	8,997	503,652
TopBuild Corp. (a)	690	269,542
Tri Pointe Homes, Inc. (a)	9,213	401,042
Whirlpool Corp.	6,825	760,441
Worthington Enterprises, Inc.	3,322	135,936
		12,087,513

Household Products - 0.1%
Central Garden & Pet Co. (a)	1,067	42,413
Central Garden & Pet Co. - Class A (a)	5,850	197,672
Church & Dwight Co., Inc.	864	95,152
Oil-Dri Corp. of America	543	37,532
WD-40 Co.	668	185,096
		557,865

Independent Power and Renewable Electricity Producers - 0.7%
Montauk Renewables, Inc. (a)	1,604	7,090
Ormat Technologies, Inc.	14,852	1,212,220
Talen Energy Corp. (a)	5,682	1,218,278
Vistra Corp.	6,530	1,043,755
		3,481,343

Insurance - 5.3%
Ambac Financial Group, Inc. (a)	3,097	39,766
AMERISAFE, Inc.	2,476	146,134
Assured Guaranty Ltd.	2,963	276,389
Axis Capital Holdings Ltd.	12,726	1,184,027
Brighthouse Financial, Inc. (a)	5,498	287,381
CNO Financial Group, Inc.	42,036	1,677,236
Crawford & Co. - Class A	1,199	14,208
Crawford & Co. - Class B	501	5,591
Employers Holdings, Inc.	1,650	88,044
Enstar Group Ltd. (a)	892	289,632
Fidelis Insurance Holdings Ltd.	42,463	871,765
First American Financial Corp.	29,473	2,067,531
Genworth Financial, Inc. - Class A (a)	31,554	246,121
Goosehead Insurance, Inc. - Class A (a)	36,391	4,589,633
Greenlight Capital Re Ltd. - Class A (a)	1,064	15,886
Hagerty, Inc. - Class A (a)	6,522	76,829
Hanover Insurance Group, Inc.	15,135	2,497,426
HCI Group, Inc.	606	73,853
Heritage Insurance Holdings, Inc. (a)	1,089	13,536
Horace Mann Educators Corp.	27,321	1,143,930
Kemper Corp.	21,704	1,551,619
Kinsale Capital Group, Inc.	1,425	724,527
Palomar Holdings, Inc. (a)	6,803	736,765
RLI Corp.	1,698	298,678
Ryan Specialty Holdings, Inc.	48,656	3,668,662
Selective Insurance Group, Inc.	12,170	1,242,435
SiriusPoint Ltd. (a)	8,968	138,287
Skyward Specialty Insurance Group, Inc. (a)	13,055	706,406
Stewart Information Services Corp.	1,666	125,100
TWFG, Inc. (a)	85	3,001
Universal Insurance Holdings, Inc.	1,992	45,079
White Mountains Insurance Group Ltd.	59	118,590
		24,964,067

Interactive Media & Services - 1.8%
Auto Trader Group PLC - ADR	1,558,573	4,083,461
Cargurus, Inc. (a)	19,997	756,286
Cars.com, Inc. (a)	6,615	131,440
QuinStreet, Inc. (a)	28,583	651,121
Rightmove PLC - ADR	178,561	2,894,474
		8,516,782

IT Services - 1.1%
DXC Technology Co. (a)	22,387	503,708
Endava PLC - ADR (a)	49,351	1,397,127
Globant SA (a)	1,759	400,630
Kyndryl Holdings, Inc. (a)	47,193	1,638,069
Unisys Corp. (a)	53,187	424,432
Wix.com Ltd. (a)	3,037	679,498
		5,043,464

Leisure Products - 0.6%
BRP, Inc.	1,510	73,761
Brunswick Corp./DE	4,039	325,180
Clarus Corp.	1,947	8,839
Escalade, Inc.	526	7,890
Funko, Inc. - Class A (a)	3,188	37,459
JAKKS Pacific, Inc. (a)	988	28,781
Latham Group, Inc. (a)	1,408	9,335
Malibu Boats, Inc. - Class A (a)	1,909	82,755
Marine Products Corp.	571	5,647
MasterCraft Boat Holdings, Inc. (a)	1,557	33,008
Mattel, Inc. (a)	90,784	1,726,712
Polaris, Inc.	3,778	260,682
Revelyst, Inc. (a)	6,947	131,298
Smith & Wesson Brands, Inc.	4,601	62,482
		2,793,829

Life Sciences Tools & Services - 0.3%
Bio-Techne Corp.	4,661	351,253
Charles River Laboratories International, Inc. (a)	1,900	378,214
ICON PLC (a)	693	145,703
Standard BioTools, Inc. (a)	49,523	91,122
Stevanato Group SpA	5,282	105,799
West Pharmaceutical Services, Inc.	485	157,955
		1,230,046

Machinery - 4.1%
Alamo Group, Inc.	5,165	1,032,742
Albany International Corp. - Class A	8,643	716,505
Allison Transmission Holdings, Inc.	2,667	316,039
Chart Industries, Inc. (a)	10,070	1,946,027
Columbus McKinnon Corp./NY	2,920	114,727
Commercial Vehicle Group, Inc. (a)	2,206	5,316
Crane Co.	979	178,256
Enerpac Tool Group Corp.	73,671	3,555,362
Enpro, Inc.	603	114,027
Esab Corp.	2,463	317,924
ESCO Technologies, Inc.	1,446	214,601
Federal Signal Corp.	1,788	174,169
Gates Industrial Corp. PLC (a)	42,452	940,736
Graco, Inc.	2,251	205,021
Greenbrier Cos., Inc.	3,656	248,608
Helios Technologies, Inc.	5,003	261,757
Hillman Solutions Corp. (a)	11,128	126,859
Hyster-Yale, Inc.	938	52,753
John Bean Technologies Corp.	3,630	457,453
Kadant, Inc.	1,101	454,482
Kennametal, Inc.	8,763	251,498
Lincoln Electric Holdings, Inc.	2,505	547,292
Lindsay Corp.	1,167	154,943
Luxfer Holdings PLC	2,811	40,366
Manitowoc Co., Inc. (a)	3,404	36,185
Miller Industries, Inc./TN	380	27,976
Mueller Industries, Inc.	5,470	441,812
Mueller Water Products, Inc. - Class A	61,295	1,534,827
NN, Inc. (a)	5,887	23,489
Nordson Corp.	710	185,303
Omega Flex, Inc.	17,616	870,583
Oshkosh Corp.	3,670	416,949
Park-Ohio Holdings Corp.	831	26,733
RBC Bearings, Inc. (a)	4,281	1,434,606
SPX Technologies, Inc. (a)	2,118	373,700
Standex International Corp.	1,245	258,823
Stratasys Ltd. (a)	46,694	449,196
Terex Corp.	6,949	380,736
Toro Co.	2,711	236,074
Trinity Industries, Inc.	8,364	315,323
Wabash National Corp.	5,123	101,589
		19,541,367

Marine Transportation - 0.8%
Costamare, Inc.	4,460	58,872
Genco Shipping & Trading Ltd.	4,673	74,160
Kirby Corp. (a)	15,610	1,974,821
Matson, Inc.	4,270	654,079
Pangaea Logistics Solutions Ltd.	3,380	18,590
Safe Bulkers, Inc.	8,806	34,079
Star Bulk Carriers Corp.	47,116	816,049
		3,630,650

Media - 0.8%
AMC Networks, Inc. - Class A (a)	4,427	41,702
Cable One, Inc.	3,405	1,430,849
Criteo SA - ADR (a)	35,592	1,451,442
EchoStar Corp. - Class A (a)	11,790	298,169
Nexstar Media Group, Inc.	1,906	325,145
Scholastic Corp.	2,093	55,213
Sirius XM Holdings, Inc.	11,103	299,226
TechTarget, Inc. (a)	717	23,023
		3,924,769

Metals & Mining - 2.0%
Alcoa Corp.	14,753	684,982
Alpha Metallurgical Resources, Inc.	1,279	314,084
Arch Resources, Inc.	2,377	408,654
ATI, Inc. (a)	8,726	525,043
Caledonia Mining Corp. PLC	1,700	17,918
Capstone Copper Corp. (a)	86,018	594,732
Carpenter Technology Corp.	4,500	873,180
Century Aluminum Co. (a)	7,375	168,371
Cleveland-Cliffs, Inc. (a)	39,374	490,206
Coeur Mining, Inc. (a)	15,535	100,356
Commercial Metals Co.	19,522	1,204,312
Constellium SE (a)	44,224	542,186
ERO Copper Corp. (a)	29,520	449,294
Kaiser Aluminum Corp.	1,756	142,728
Materion Corp.	10,045	1,161,403
Metallus, Inc. (a)	3,276	54,611
Olympic Steel, Inc.	1,366	57,754
Radius Recycling, Inc. - Class A	2,996	59,381
Ramaco Resources, Inc.	3,507	44,714
Ramaco Resources, Inc. - Class B	676	6,936
Ryerson Holding Corp.	22,900	588,530
SunCoke Energy, Inc.	12,065	150,330
Tredegar Corp. (a)	1,709	12,254
Universal Stainless & Alloy Products, Inc. (a)	929	41,266
Warrior Met Coal, Inc.	12,955	910,996
		9,604,221

Multi-Utilities - 0.2%
Black Hills Corp.	6,853	439,072
Northwestern Energy Group, Inc.	9,971	550,798
		989,870

Oil, Gas & Consumable Fuels - 3.7%
Amplify Energy Corp. (a)	4,789	32,134
Antero Resources Corp. (a)	34,255	1,119,796
Ardmore Shipping Corp.	5,082	56,715
Berry Corp.	7,330	29,906
BKV Corp. (a)	17,217	378,085
California Resources Corp.	7,895	467,068
Civitas Resources, Inc.	1,865	96,756
CNX Resources Corp. (a)	45,975	1,862,907
Comstock Resources, Inc.	7,249	112,867
CONSOL Energy, Inc.	3,209	419,416
Crescent Energy Co. - Class A	10,209	151,808
CVR Energy, Inc.	3,756	72,679
Devon Energy Corp.	15,358	582,836
DHT Holdings, Inc.	77,471	729,777
Dorian LPG Ltd.	5,064	123,916
Gran Tierra Energy, Inc. (a)	3,835	26,385
Granite Ridge Resources, Inc.	7,912	51,032
Green Plains, Inc. (a)	2,332	25,186
Gulfport Energy Corp. (a)	2,039	358,456
Hallador Energy Co. (a)	2,810	34,282
HighPeak Energy, Inc.	2,712	40,870
International Seaways, Inc.	6,206	242,034
Kimbell Royalty Partners LP	7,199	116,480
Kosmos Energy Ltd. (a)	332,912	1,311,673
Magnolia Oil & Gas Corp. - Class A	19,556	542,484
Matador Resources Co.	12,690	761,527
Murphy Oil Corp.	23,672	768,630
Nordic American Tankers Ltd.	12,647	33,894
Northern Oil & Gas, Inc.	10,083	438,510
Par Pacific Holdings, Inc. (a)	6,722	117,165
PBF Energy, Inc. - Class A	6,218	195,805
Peabody Energy Corp.	16,492	393,334
Permian Resources Corp.	48,640	761,702
REX American Resources Corp. (a)	1,892	81,943
Riley Exploration Permian, Inc.	693	24,324
SandRidge Energy, Inc.	2,779	32,598
Scorpio Tankers, Inc.	22,511	1,140,407
SFL Corp. Ltd.	13,602	143,093
Sitio Royalties Corp. - Class A	8,735	207,020
SM Energy Co.	21,018	949,803
Talos Energy, Inc. (a)	13,092	147,285
Teekay Corp. Ltd. (a)	7,521	55,505
Teekay Tankers Ltd.	3,633	146,228
Texas Pacific Land Corp.	70	112,006
VAALCO Energy, Inc.	12,937	66,238
Veren, Inc.	236,441	1,254,781
Vermilion Energy, Inc.	14,795	151,501
Viper Energy, Inc.	2,969	160,653
Vitesse Energy, Inc.	2,479	69,610
World Kinect Corp.	6,592	190,838
		17,389,948

Paper & Forest Products - 0.1%
Clearwater Paper Corp. (a)	2,050	55,596
Louisiana-Pacific Corp.	2,211	261,340
Sylvamo Corp.	2,078	191,779
		508,715

Passenger Airlines - 0.3%
Alaska Air Group, Inc. (a)	13,950	733,770
Allegiant Travel Co.	1,382	113,103
JetBlue Airways Corp. (a)	31,638	188,879
SkyWest, Inc. (a)	4,808	551,670
Sun Country Airlines Holdings, Inc. (a)	4,006	57,646
		1,645,068

Personal Care Products - 0.5%
BellRing Brands, Inc. (a)	7,030	551,574
Coty, Inc. - Class A (a)	95,755	707,629
elf Beauty, Inc. (a)	2,538	328,722
Interparfums, Inc.	4,767	656,225
Medifast, Inc. (a)	873	17,172
Nature's Sunshine Products, Inc. (a)	1,484	24,100
Nu Skin Enterprises, Inc. - Class A	2,840	20,732
Olaplex Holdings, Inc. (a)	5,190	10,017
		2,316,171

Pharmaceuticals - 0.5%
Amneal Pharmaceuticals, Inc. (a)	40,557	335,406
Amphastar Pharmaceuticals, Inc. (a)	6,103	275,795
Edgewise Therapeutics, Inc. (a)	10,059	331,947
Harmony Biosciences Holdings, Inc. (a)	3,526	122,246
Innoviva, Inc. (a)	5,537	105,148
Intra-Cellular Therapies, Inc. (a)	3,928	336,433
Phibro Animal Health Corp. - Class A	2,503	58,495
SIGA Technologies, Inc.	5,726	41,685
Supernus Pharmaceuticals, Inc. (a)	5,989	219,018
Verona Pharma PLC - ADR (a)	10,424	413,103
		2,239,276

Professional Services - 1.3%
Alight, Inc. - Class A	32,367	258,936
Clarivate PLC (a)	178,061	1,020,290
Conduent, Inc. (a)	127,011	473,751
CRA International, Inc.	822	160,315
Exponent, Inc.	3,152	311,134
First Advantage Corp. (a)	13,505	259,701
FTI Consulting, Inc. (a)	869	175,990
ICF International, Inc.	3,960	548,737
KBR, Inc.	28,736	1,748,011
Kelly Services, Inc. - Class A	3,199	46,865
ManpowerGroup, Inc.	5,015	322,816
Paylocity Holding Corp. (a)	1,756	364,440
Resources Connection, Inc.	69	582
TrueBlue, Inc. (a)	3,188	23,974
Verra Mobility Corp. (a)	24,241	573,542
		6,289,084

Real Estate Management & Development - 0.9%
Colliers International Group, Inc.	4,316	663,067
Cushman & Wakefield PLC (a)	117,745	1,801,498
FirstService Corp.	4,496	877,074
FirstService Corp.	2,074	402,750
Forestar Group, Inc. (a)	1,980	59,103
Howard Hughes Holdings, Inc. (a)	1,628	141,213
Opendoor Technologies, Inc. (a)	73,808	172,711
Redfin Corp. (a)	22,234	211,001
		4,328,417

Semiconductors & Semiconductor Equipment - 2.8%
CEVA, Inc. (a)	7,099	211,124
Cohu, Inc. (a)	28,400	749,760
Credo Technology Group Holding Ltd. (a)	10,920	534,643
Diodes, Inc. (a)	5,285	343,525
Impinj, Inc. (a)	2,084	400,566
indie Semiconductor, Inc. - Class A (a)	53,909	281,944
Lattice Semiconductor Corp. (a)	5,945	337,379
MACOM Technology Solutions Holdings, Inc. (a)	12,396	1,646,437
MaxLinear, Inc. (a)	19,585	296,321
MKS Instruments, Inc.	2,138	242,963
NVE Corp.	4,696	362,907
Onto Innovation, Inc. (a)	2,346	385,166
Penguin Solutions, Inc. (a)	5,063	91,843
Photronics, Inc. (a)	7,677	191,234
Power Integrations, Inc.	4,620	302,656
Rambus, Inc. (a)	48,126	2,782,164
Semtech Corp. (a)	6,900	441,876
Silicon Laboratories, Inc. (a)	4,443	491,618
Silicon Motion Technology Corp. - ADR	13,173	699,091
Tower Semiconductor Ltd. (a)	22,169	1,044,825
Veeco Instruments, Inc. (a)	34,060	949,252
Wolfspeed, Inc. (a)	27,769	266,027
		13,053,321

Software - 5.9%
ACI Worldwide, Inc. (a)	36,842	2,093,362
Adeia, Inc.	32,757	397,015
Agilysys, Inc. (a)	4,504	604,887
Appfolio, Inc. - Class A (a)	7,418	1,882,317
Aspen Technology, Inc. (a)	6,475	1,618,750
BlackBerry Ltd. (a)	277,248	712,527
BlackLine, Inc. (a)	8,266	512,575
Box, Inc. - Class A (a)	9,334	327,530
Cognyte Software Ltd. (a)	54,063	438,992
Commvault Systems, Inc. (a)	2,047	351,245
Computer Modelling Group Ltd.	6,401	46,919
CoreCard Corp. (a)	9	189
CyberArk Software Ltd. (a)	2,002	647,667
Fair Isaac Corp. (a)	212	503,506
Guidewire Software, Inc. (a)	5,831	1,183,052
InterDigital, Inc.	2,934	574,947
Klaviyo, Inc. - Class A (a)	15,811	587,221
Manhattan Associates, Inc. (a)	2,998	855,749
Marathon Digital Holdings, Inc. (a)	12,478	342,147
nCino, Inc. (a)	101,694	4,270,131
NCR Voyix Corp. (a)	25,738	373,458
OneSpan, Inc. (a)	16,359	296,425
Onestream, Inc. (a)	70,062	2,094,153
Q2 Holdings, Inc. (a)	12,245	1,282,541
Qualys, Inc. (a)	1,730	265,728
Radware Ltd. (a)	10,892	258,794
SPS Commerce, Inc. (a)	13,142	2,537,326
Tenable Holdings, Inc. (a)	15,278	641,370
Teradata Corp. (a)	4,914	151,843
Tyler Technologies, Inc. (a)	480	302,002
UiPath, Inc. - Class A (a)	16,808	238,842
Varonis Systems, Inc. (a)	4,425	221,073
Verint Systems, Inc. (a)	37,159	936,407
Vertex, Inc. - Class A (a)	4,861	263,709
Xperi, Inc. (a)	26,364	249,667
		28,064,066

Specialty Retail - 2.3%
1-800-Flowers.com, Inc. - Class A (a)	3,064	24,910
Abercrombie & Fitch Co. - Class A (a)	2,561	383,356
Academy Sports & Outdoors, Inc.	6,281	309,339
Advance Auto Parts, Inc.	5,705	235,902
American Eagle Outfitters, Inc.	19,911	383,088
Arhaus, Inc.	3,318	32,948
Asbury Automotive Group, Inc. (a)	1,095	284,514
Boot Barn Holdings, Inc. (a)	4,745	650,729
Buckle, Inc.	3,225	167,990
Build-A-Bear Workshop, Inc.	1,208	45,892
Caleres, Inc.	12,594	391,295
Designer Brands, Inc. - Class A	3,789	18,793
Destination XL Group, Inc. (a)	4,409	10,626
Floor & Decor Holdings, Inc. - Class A (a)	1,895	212,638
Foot Locker, Inc. (a)	9,729	244,684
Genesco, Inc. (a)	964	32,381
Group 1 Automotive, Inc.	1,224	521,179
Guess?, Inc.	3,652	60,112
Haverty Furniture Cos., Inc.	1,308	30,882
Lands' End, Inc. (a)	1,611	25,695
ODP Corp. (a)	12,020	308,674
Revolve Group, Inc. (a)	72,285	2,608,043
Shoe Carnival, Inc.	2,062	69,613
Signet Jewelers Ltd.	4,143	415,129
Tile Shop Holdings, Inc. (a)	2,384	15,806
Tractor Supply Co.	704	199,704
Urban Outfitters, Inc. (a)	7,034	342,767
Valvoline, Inc. (a)	21,862	868,140
Warby Parker, Inc. - Class A (a)	52,260	1,177,940
Wayfair, Inc. - Class A (a)	11,620	537,309
Winmark Corp.	432	177,952
		10,788,030

Technology Hardware, Storage & Peripherals - 0.0%(b)
Eastman Kodak Co. (a)	4,322	31,334
Immersion Corp.	3,373	30,155
		61,489

Textiles, Apparel & Luxury Goods - 1.1%
Capri Holdings Ltd. (a)	37,420	876,002
Carter's, Inc.	3,533	192,796
Columbia Sportswear Co.	3,552	309,876
Dr Martens PLC	293,744	258,021
G-III Apparel Group Ltd. (a)	5,445	161,335
Gildan Activewear, Inc.	37,480	1,859,758
Levi Strauss & Co. - Class A	10,537	183,976
Movado Group, Inc.	1,330	27,066
Oxford Industries, Inc.	1,591	132,323
PVH Corp.	4,802	520,393
Rocky Brands, Inc.	884	19,183
Superior Group of Cos., Inc.	1,445	24,464
Under Armour, Inc. - Class A (a)	2,481	24,091
Under Armour, Inc. - Class C (a)	75,226	659,732
Unifi, Inc. (a)	750	4,170
Vera Bradley, Inc. (a)	2,217	12,969
		5,266,155

Trading Companies & Distributors - 3.1%
AerCap Holdings NV	12,755	1,267,337
Air Lease Corp.	31,192	1,587,673
Applied Industrial Technologies, Inc.	1,406	386,256
Beacon Roofing Supply, Inc. (a)	20,886	2,360,536
BlueLinx Holdings, Inc. (a)	1,255	157,754
Boise Cascade Co.	3,563	525,899
DNOW, Inc. (a)	9,229	138,896
GATX Corp.	8,201	1,346,276
H&E Equipment Services, Inc.	27,353	1,634,068
Herc Holdings, Inc.	5,198	1,205,936
Hudson Technologies, Inc. (a)	104	618
Karat Packaging, Inc.	860	26,565
McGrath RentCorp	9,141	1,113,831
MRC Global, Inc. (a)	8,198	114,526
Richelieu Hardware Ltd.	2,969	86,724
Rush Enterprises, Inc. - Class A	19,965	1,236,832
SiteOne Landscape Supply, Inc. (a)	7,155	1,096,504
Transcat, Inc. (a)	1,063	111,498
Watsco, Inc.	605	333,718
Willis Lease Finance Corp.	383	83,521
		14,814,968

Water Utilities - 0.0%(b)
American States Water Co.	1,673	142,724

Wireless Telecommunication Services - 0.1%
Telephone and Data Systems, Inc.	13,767	470,556
United States Cellular Corp. (a)	1,872	118,797
		589,353
TOTAL COMMON STOCKS (Cost $375,795,245)		445,890,664

REAL ESTATE INVESTMENT TRUSTS - 2.1%	Shares	Value
Diversified REITs - 0.1%
Alexander & Baldwin, Inc.	26,464	520,811

Hotel & Resort REITs - 0.0%(b)
Sunstone Hotel Investors, Inc.	10,604	113,993

Industrial REITs - 0.3%
STAG Industrial, Inc.	33,529	1,233,532

Mortgage Real Estate Investment Trusts (REITs) - 0.5%
AGNC Investment Corp.	164,376	1,587,872
MFA Financial, Inc.	77,615	862,303
		2,450,175

Office REITs - 0.2%
Equity Commonwealth (a)	28,363	576,904
Highwoods Properties, Inc.	13,416	435,483
		1,012,387

Retail REITs - 0.8%
Brixmor Property Group, Inc.	41,316	1,242,372
Getty Realty Corp.	27,298	897,558
Kite Realty Group Trust	21,531	593,610
NNN REIT, Inc.	24,215	1,064,976
		3,798,516

Specialized REITs - 0.2%
National Storage Affiliates Trust	6,726	303,343
Safehold, Inc.	13,701	292,653
		595,996
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $9,153,738)		9,725,410

EXCHANGE TRADED FUNDS - 0.7%	Shares	Value
iShares Russell 2000 Value ETF	18,250	3,291,023
TOTAL EXCHANGE TRADED FUNDS (Cost $3,046,753)		3,291,023

SHORT-TERM INVESTMENTS - 2.9%	Shares	Value
Money Market Funds - 2.9%
First American Government Obligations Fund - Class X, 4.41% (c)	13,773,998	13,773,998
TOTAL SHORT-TERM INVESTMENTS (Cost $13,773,998)		13,773,998

TOTAL INVESTMENTS - 99.9% (Cost $401,769,734)		472,681,095
Other Assets in Excess of Liabilities - 0.1%		472,130
TOTAL NET ASSETS - 100.0%		$473,153,225

Percentages are stated as a percent of net assets.	–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
AMBAC - American Municipal Bond Assurance Corporation
NV - Naamloze Vennootschap
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SA - Sociedad Anónima
SE - Societas Europeae
SpA - Societa per Azioni

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)	The rate shown represents the 7-day annualized effective yield as of November 30, 2024.

Column Small Cap Fund
Schedule of Forward Currency Contracts
November 30, 2024 (Unaudited)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America	12/20/2024	CAD	688,521	USD	503,767	$(11,581)
Bank of America	12/20/2024	USD	1,953,858	CAD	2,663,556	49,827
Net Unrealized Appreciation (Depreciation)						$38,246

CAD - Canadian Dollar
USD - United States Dollar

Summary of Fair Value Disclosure as of November 30, 2024 (Unaudited)

Column Small Cap Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of November 30, 2024:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$440,432,763	$5,457,901	$–	$445,890,664
Real Estate Investment Trusts	9,725,410	–	–	9,725,410
Exchange Traded Funds	3,291,023	–	–	3,291,023
Money Market Funds	13,773,998	–	–	13,773,998
Total Investments	$467,223,194	$5,457,901	$–	$472,681,095

Other Financial Instruments:
Forwards*	–	49,828	–	49,828
Total Other Financial Instruments	$–	$49,828	$–	$49,828

Liabilities:

Other Financial Instruments:
Forwards*	–	(11,581)	–	(11,581)
Total Other Financial Instruments	$–	$(11,581)	$–	$(11,581)

* The fair value of the Fund's investment represents the net unrealized appreciation (depreciation) as of November 30, 2024.

Refer to the Schedule of Investments for further disaggregation of investment categories.